       As filed with the Securities and Exchange Commission on October 16, 2006.
                                                      Registration No. 333-71072
                                                                        811-4113

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 12

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.)
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                                Arnold R. Bergman
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

      ___ immediately upon filing pursuant to paragraph (b) of Rule 485

      X on October 16, 2006 pursuant to paragraph (b) of Rule 485

      ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

      ___ on ______ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A                              Caption in Prospectus
--------     ------------------------------------------------------------------
1.           Cover Page

2.           Glossary of Special Terms

3.           Overview, Fee Tables, Examples

4.           Appendix U: Accumulation Unit ValueTables

5.           General Information about Us, The Separate Accounts and The Funds

6.           Charges and Deductions; Withdrawal Charges; Administration Fees;
             Mortality and Expense Risks Charge; Taxes; Appendix A - Examples of
             Calculation of Withdrawal Charge

7.           Accumulation Period Provisions; Our Approval; Purchase Payments;
             Accumulation Units; Net InvestmentFactor; Transfers Among
             Investment Options; Special Transfer Services - Dollar Cost
             Averaging; Special Transfer Services - Asset Rebalancing Program;
             Withdrawals; Special Withdrawal Services - Income Plan; Contract
             Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary;
             Modification;

8.          Pay-out Period Provisions; General; Annuity Options; Determination
             of Amount of the First Variable Annuity Payments; Annuity Units and the Determination of Subsequent Variable Annuity Payments;
             Transfers During Pay-out Period

9.           Accumulation Provisions; Death Benefit During Accumulation
             Period; Annuity Options; Death Benefit During Pay-out Period

10.          Accumulation Period Provisions; Purchase Payments; Accumulation
             Units; Value of Accumulation Units; Net Investment Factor;
             Distribution of Contracts

11.          Accumulation Period Provisions; Purchase Payments; Other Contract
             Provisions; Right to Review Contract

12.          Federal Tax Matters; Introduction; Our Tax Status; Special
             Considerations for Optional Benefits, Non-Qualified Contracts,
             Qualified Contracts

13.          Not Applicable

14.          Statement of Additional Information - Table of Contents

Part B           Caption in Statement of Additional Information
------       -------------------------------------------------------
15.          Cover Page

16.          Table of Contents

17.          General Information and History.

18.          Services-Independent Auditors, Services-Servicing Agent

19.          Not Applicable

20.          Services - Principal Underwriter

21.          Performance Data

22.          Not Applicable

23.          Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                    VERSION A
                           (Vantage Variable Annuity)
                          (currently issued contracts)
     (Incorporated by reference to File No 333-71072, filed on May 1, 2006)

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

                      SUPPLEMENT DATED OCTOBER 16, 2006 TO
                         PROSPECTUSES DATED MAY 1, 2006

This Supplement is intended to supplement prospectuses dated May 1, 2006 ("Prospectuses(1)") for certain "Venture Variable Annuity," "Venture III Variable Annuity," and "Vantage Variable Annuity" contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York.

MID CAP INDEX TRUST

Effective October 16, 2006 we are adding an additional Variable Investment Option that invests in the Mid Cap Index Trust of the John Hancock Trust. The Mid Cap Index Trust is available to Contracts issued on or after May 1, 2006 but is not available if you purchase a Contract with the Principal Plus for Life Rider, Principal Plus for Life Plus Automatic Annual Step-up Rider, or Principal Plus for Life Plus Spousal Protection Rider. We revise the information in the list of Variable Investment Options on the front page of the Prospectus to include the Mid Cap Index Trust as follows. We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund:

                             MFC GLOBAL INVESTMENT
                          MANAGEMENT (U.S.A.) LIMITED
                               Mid Cap Index Trust

We revise disclosure of the prospectus section entitled "Fee Tables" to include information on the Mid Cap Index Trust as follows:

                                                                             TOTAL FUND
                                    MANAGEMENT       12B-1        OTHER        ANNUAL
                                       FEES          FEES        EXPENSES     EXPENSES
                                    ----------    -----------    --------    ----------
JOHN HANCOCK TRUST (SERIES II):                   (Series II)                (Series II)
    Mid Cap Index Trust (1, 2)(.)     0.49%          0.25%         0.04%        0.78%

1. The management fee shown for this Fund reflects the method of calculating the advisory fee that became effective during October, 2005 and assumes these changes were in effect for the year ended December 31, 2005. Under this method, the applicable portion of the Fund's aggregate net assets are combined with the applicable portions of one or more other funds having the same subadviser for the purpose of determining advisory fee break points.

2. The amounts shown for this Fund reflect the advisory fee rates and the rates for Rule 12b-1 fees that became effective April 29, 2005. Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.

We revise disclosure in the prospectus section entitled "The Funds" to include information on the Mid Cap Index Trust as follows:

                               JOHN HANCOCK TRUST
          (We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund)


MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
      Mid Cap Index Trust     Seeks to approximate the aggregate total return of
                              a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P(1)
                              Mid Cap 400 Index.


(1)"Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER AT 1-800-344-1029 OR IN NEW YORK STATE AT 1-800-551-2078 . YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                        SUPPLEMENT DATED OCTOBER 16, 2006

(1) Prospectus form numbers: Venture 2006, Venture 24, 22, 20, Venture III 2006, and Vantage 2006

0506:120310      0506:703412    333-70728    033-79112
0506:703439      0506:703409    333-70850    333-71072
0506:10306       0506:120312    333-70730    333-83558

================================================================================

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                      SUPPLEMENT DATED OCTOBER 16, 2006 TO
                         PROSPECTUSES DATED MAY 1, 2006

This Supplement is intended to supplement prospectuses dated May 1, 2006 for certain new "Venture Vantage Variable Annuity(1)" Contracts issued by John Hancock Life Insurance Company (U.S.A.)

This Supplement describes two additional optional benefit Riders that you may buy when you purchase a Contract, or if you own a Contract with a Principal Plus for Life Rider purchased on or after July 17, 2006, and before October 16, 2006. These Riders enhance some of the features of the Principal Plus for Life optional benefit Rider described in the Prospectus. We call these Riders:

      - Principal Plus for Life Plus Automatic Annual Step-up Rider: starting with the first Contract Anniversary, we may automatically increase the amounts we guarantee for withdrawals, but that will depend on the investment performance of your Contract; and

      - Principal Plus for Life Plus Spousal Protection Rider: provides a lifetime income guarantee during the lifetime of two Covered Persons.

The benefits described in this Supplement may not be available for all Contracts and may not be available in all states. Please contact the John Hancock Annuities Service Center at 1-800-344-1029 for additional information on availability.

We use certain terms in this Supplement that have defined meanings. If a term is not defined in this Supplement, it has the meaning given to it in the Prospectus. You should carefully review the description of Principal Plus for Life in the Prospectus for information on Definitions, the Effect of Withdrawals, Bonus Qualification and Effect, Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount, Additional Purchase Payments, Investment Options, Life Expectancy Distributions, Settlement Phase, Death Benefits and Termination.

                                      *****

1. WE REVISE OUR RESPONSE TO THE QUESTION "WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?" IN THE OVERVIEW SECTION OF THE PROSPECTUS TO INCLUDE THE FOLLOWING:

In addition, you may elect to purchase the Automatic Annual Step-up or Spousal Protection versions of the Principal Plus for Life Rider, if available in your state. For the additional fee described in the Fee Tables, these Riders enhance the guarantees we provide in the standard Principal Plus for Life optional benefit Rider. You may elect to purchase any one of the following:

      - Principal Plus for Life Rider (if you are not over age 80) (We may refer to this Rider as the "Classic" version in our marketing materials); or

      - Principal Plus for Life Plus Automatic Annual Step up Rider (if you are not over age 80); or

      - Principal Plus for Life Plus Spousal Protection Rider (if the older of you and your spouse are not over age 80 and you and your spouse are both age 65 or older or have birthdates less than 6 years apart from each other. See "Principal Plus for Life Plus Spousal Protection Rider" for examples of eligible birthdates.)

THE AMOUNT THAT MAY BE PROVIDED BY MORE FREQUENT "STEP-UP" DATES UNDER THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER, MAY, OVER TIME, BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THIS RIDER COMPARED TO THE PRINCIPAL PLUS FOR LIFE RIDER. For additional information on these Riders, please see the section entitled "Optional Benefits."

--------------
1 Prospectus form number Vantage 2006.

2. IN THE "PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES" TABLE IN THE "FEE TABLES" SECTION OF THE PROSPECTUS, WE REPLACE THE SECTION "FEES DEDUCTED FROM CONTRACT VALUE" WITH THE FOLLOWING NEW SECTION:

FEES DEDUCTED FROM CONTRACT VALUE                   JOHN HANCOCK USA
Principal Plus for Life

         Maximum fee                                     0.75%
         Current Fee                                     0.40%

Principal Plus for Life Plus  Automatic
Annual Step-up
         Maximum Fee##                                   1.20%
         Current Fee                                      .60%

Principal Plus for Life Plus Spousal Protection
         Maximum Fee###                                  1.20%
         Current Fee                                      .65%

# The current charge is 0.40% of the adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

## The current charge is 0.60% of the adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

### The current charge is 0.65% of the adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

3. IN THE "EXAMPLES" SECTION OF THE PROSPECTUS UNDER "FEE TABLES," WE REPLACE "EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES - CONTRACT WITH OPTIONAL BENEFIT RIDERS" WITH THE FOLLOWING NEW EXAMPLE TO REFLECT THE ELECTION OF A PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES- CONTRACT WITH OPTIONAL BENEFIT
RIDERS

The following example assumes that you invest $10,000 in a Contract with the optional benefit Riders shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA
PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND ANNUAL STEP DEATH BENEFIT

                                               1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                               ------     -------     -------    --------
If you surrender the contract at the end
of the applicable time period:                 $1,229     $ 2,109     $ 2,876    $  4,801

If you annuitize, or do not surrender the
contract at the end of the applicable time
period:                                        $  449     $ 1,369     $ 2,317    $  4,801

4. WE AMEND THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUS TO INCLUDE THE FOLLOWING NEW SUB-SECTIONS, ENTITLED "PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER" AND "PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER."

PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER

OVERVIEW. Subject to state availability, you may elect the Principal Plus for Life Plus Automatic Annual Step Up Rider for an additional fee of .60% of the adjusted Guaranteed Withdrawal Balance when you purchase a Contract. This version of the Principal Plus for Life optional benefit Rider is the same as the standard Principal Plus for Life optional benefit Rider, except that it provides annual "Step Up Dates" and we charge a different fee.

AVAILABILITY OF PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC STEP-UP RIDER FOR CONTRACTS PURCHASED ON OR AFTER JULY 17, 2006 AND BEFORE OCTOBER 16, 2006. If you purchased a Contract with a Principal Plus for Life Rider during this period, we will allow you to replace the Principal Plus for Life Rider with a Principal Plus for Life Plus Automatic Annual Step-up Rider (if available in your state), but only until December 15, 2006. We may extend this cut-off date in certain states. If you decide to replace your Principal Plus for Life Rider, the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and any Lifetime Income Amount under the new Rider will equal the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and any Lifetime Income Amount, respectively, under your previous Rider. If your Contract Value is higher (or lower) than the Guaranteed Withdrawal Balance under your Principal Plus for Life Rider at the time you elect the Principal Plus for Life Plus Automatic Annual Step-up Rider, we will not increase (or decrease) your Guaranteed Withdrawal Balance at that time. We will automatically increase or "Step-Up" the Guaranteed Withdrawal Balance under the Principal Plus for Life Plus Automatic Annual Step-up Rider to equal the Contract Value, if greater, on the first Contract Anniversary and you will be eligible for an automatic Step-Up on each Contract Anniversary thereafter, as described in this Supplement. We will deduct the fee on the first Contract Anniversary and each Contract Anniversary thereafter. You must submit all required paperwork in good to our Annuities Service Center in order to elect the Principal Plus for Life Plus Automatic Annual Step-up Rider. You must do this before the December 15, 2006 cut-off date or, (if applicable in your state), any extension to it.

ANNUAL STEP UP FEATURES. If you elect this Rider, we will automatically increase ("Step Up") the Guaranteed Withdrawal Balance to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary up to and including the 30th Contract Anniversary while the Rider is in effect, provided the Contract Value is greater than the Guaranteed Withdrawal Balance on that date (and provided you have not chosen to decline the Step Up as described in the Prospectus under "Principal Plus for Life - Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.")

Each time we apply a Step Up, we will also recalculate the Guarantee Withdrawal Amount and the Lifetime Income Amount as described in the Prospectus under "Principal Plus for Life - Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount." We also reserve the right to increase the rate of the Principal Plus for Life - Plus Automatic Annual Step-up Rider fee up to a maximum rate of 1.20% of the adjusted Guaranteed Withdrawal Balance. If we decide to increase the rate at the time of a Step Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step Up. If you decline an automatic Step Up, you will have the option to elect to Step Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent annual Step Up dates. If you decide to Step Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic, annual Step Ups.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER FEE ON THE EFFECTIVE DATE OF EACH STEP UP. IN SUCH SITUATION, THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER FEE WILL NEVER EXCEED 1.20% OF THE GUARANTEED WITHDRAWAL BALANCE. YOU MAY NOT ELECT BOTH THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER AND THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

You should consult with your financial professional to assist you in determining whether the Principal Plus for Life Plus Automatic Annual Step-up Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and there is no assurance that your Contract Value will be sufficient on any Step-Up date to receive an increase (step-up) in the guarantees we provide under the Rider. The amount that may be provided by more frequent Step-Up dates under the Principal Plus for Life Plus Automatic Annual Step-up Rider, may, over time, be more than offset by the additional fees and charges associated with this Rider compared to the Principal Plus for Life Rider FURTHERMORE, SIMILAR TO PRINCIPAL PLUS FOR LIFE, THIS RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT (SEE THE PROSPECTUS SECTION ON PRINCIPAL PLUS FOR LIFE FOR INFORMATION RELATING TO THE AVAILABLE INVESTMENT OPTIONS), REQUIRES THE COVERED PERSON TO ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. You should carefully consider each of these factors which are outlined in the Prospectus before purchasing a Principal Plus for Life Plus Automatic Annual Step-up Rider.

PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER

OVERVIEW. Subject to state availability, you may elect the Principal Plus for Life Plus Spousal Protection Rider for an additional fee of .65% of the adjusted Guaranteed Withdrawal Balance when you purchase a Contract. The Spousal version of the Principal Plus for Life optional benefit Rider generally is the same as the Principal Plus for Life optional benefit Rider, except that we provide a Lifetime Income Amount for the lifetimes of two Covered Persons, as described below, and charge a different fee. We determine the Lifetime Income Amount on the Contract Anniversary on, or next following, the date the oldest Covered Person attains age 65. You may elect the Principal Plus for Life Plus Spousal Protection Rider if the older of you and your spouse are not over age 80 and you and your spouse are both age 65 or older or have birthdates less than 6 years apart from each other. For Example:

      Assume you purchase a Venture Variable Annuity Contract on NOVEMBER 1, 2006 and want to elect the Principal Plus for Life Plus Spousal Protection Rider.

      EXAMPLE #1

      You are born JULY 1, 1941 and your spouse is born JUNE 1, 1947.

            - Since your birthdates are 5 YEARS AND 11 MONTHS apart, YOU MAY elect the Principal Plus for Life Plus Spousal Protection Rider when you purchase your Contract.

      EXAMPLE #2

      You are born JULY 1, 1941 and your spouse is born AUGUST 1, 1947.

            - Since your birthdates are 6 YEARS AND 1 MONTH apart, YOU MAY NOT elect the Principal Plus for Life Plus Spousal Protection Rider.

AVAILABILITY OF PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER FOR CONTRACTS PURCHASED ON OR AFTER JULY 17, 2006 AND BEFORE OCTOBER 16, 2006. If you purchased a Contract with a Principal Plus for Life Rider during this period, we will allow you to replace the Principal Plus for Life Rider with a Principal Plus for Life Plus Spousal Protection Rider (if available in your state), but only until December 15, 2006. We may extend this cut-off date in certain states. If you decide to replace your Principal Plus for Life Rider with a Principal Plus for Life Plus Spousal Protection Rider, the initial Guaranteed Withdrawal Balance and Guaranteed Withdrawal Amount under the new Rider will equal the Guaranteed Withdrawal Balance and Guaranteed Withdrawal Amount, respectively under your previous Rider. If your Contract Value is higher (or lower) than the Guaranteed Withdrawal Balance under your previous Rider at the time you elect the Principal Plus for Life Plus Spousal Protection Rider, we will not increase (or decrease) your Guaranteed Withdrawal Balance at that time.

The Lifetime Income Amount under the Principal Plus for Life Plus Spousal Protection Rider will also equal the Lifetime Income Amount, if any, under your previous Rider. If we have not determined a Lifetime Income Amount under the previous Rider when you purchase a Principal Plus for Life Plus Spousal Protection Rider, we will determine the Lifetime Income Amount under the new
Rider:

- on the date we issue the new Rider, if the additional Covered Person is older and had attained age 65 on the date we issue the new Rider; otherwise

-        on the Contract Anniversary after the older Covered Person attains age
      65. (This date may be earlier than the date we would have determined the Lifetime Income Amount under the previous Rider if the additional Covered Person is older than the Covered Person under the previous Rider.)

We will deduct the fee on the first Contract Anniversary and then each Contract Anniversary thereafter. You must submit all required paperwork in good order to our Annuities Service Center in order to elect the Principal Plus for Life Plus Spousal Protection Rider. You must do this before the December 15, 2006 cut-off date or (if applicable in your state), any extension to it.

SPOUSAL FEATURES. We describe below the features of the Principal Plus for Life Plus Spousal Protection Rider.

   COVERED PERSONS. You and your spouse are the "Covered Persons," whose lives we use to determine the duration of the Lifetime Income Amount payments. We determine the Covered Persons at the time you elect the Rider. A spouse must qualify as a "spouse" under federal law.

   For Non-Qualified Contracts, the spouses must be named as Co-Owners and Beneficiaries of the Contract (or Co-Annuitants if the Owner is a non-natural person).

   For Qualified Contracts, one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person) and the Owner's spouse must be the designated Beneficiary.

      A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, Co-Owner, Annuitant, Co-Annuitant or Beneficiary as required above.

      LIFETIME INCOME DATE. We determine the Lifetime Income Amount on the Contract Anniversary on, or next following, the date the oldest Covered Person attains age 65. We call this date the "Lifetime Income Date." We provide the following examples:

            Assume you purchase a Venture Variable Annuity Contract on NOVEMBER 1, 2006 with the Principal Plus for Life Plus Spousal Protection Rider.

            EXAMPLE #1

            You are born July 1, 1941 and your spouse is born June 1, 1947.

                  - Since the oldest Covered Person has attained age 65 at the time of purchase, we will calculate the Lifetime Income Date on November 1, 2006. We provide a Lifetime Income Amount starting on this date.

            EXAMPLE #2

            You are born December 1, 1950 and your spouse is born October 1, 1956.

                  - Since the oldest Covered Person attains age 65 on December 1, 2015, we will calculate the Lifetime Income Date on November 1, 2016. We provide a Lifetime Income Amount starting on this date.

      LIFETIME INCOME AMOUNT. The "Lifetime Income Amount" is the amount that we guarantee to be available each Contract Year for withdrawal during the life of either Covered Person while (a) the Rider is in effect and (b) that person remains qualified as a Covered Person under the Rider. As long as at least one Covered Person remains qualified under the Rider on the Lifetime Income Date, we will determine a Lifetime Income Amount. The initial Lifetime Income Amount is equal to 5% multiplied by the Guaranteed Withdrawal Balance on the Lifetime Income Date. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

      WITHDRAWALS. The Lifetime Income Amount may decrease as a result of a withdrawal as described under "Principal Plus for Life - Effect of Withdrawals" in the Prospectus. After the Lifetime Income Date, if a withdrawal causes total withdrawals during the Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount), we will recalculate the Lifetime Income Amount. In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value. (See "Principal Plus for Life - Effect of Withdrawals" in the Prospectus.)

      BONUS. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the Bonus Period if you take no withdrawals during that Contract Year as described under "Principal Plus for Life - Bonus Qualification and Effect" in the Prospectus. The Bonus Period for the Spousal version of the Rider is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the younger of the two Covered Persons attains age 80. If you purchased the Principal Plus for Life Plus Spousal Protection Rider to replace a Principal Plus for Life Rider (see "Availability for Contracts Purchased After July 17, 2006" above), and the additional Covered Person is the younger of the two Covered Persons, the Bonus Period will be based on the age of that Covered Person as of the initial Contract Date. If you elect the Spousal version of the Principal Plus for Life Rider when you purchase a Contract, the Bonus Period is determined on the Contract Date and will not change upon the death of either Covered Person.

      STEP UP. The Spousal version of the Principal Plus for Life Rider is subject to the same Step Up benefit described in the Prospectus under "Principal Plus for Life - Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount." We schedule the Step-Up Dates for the 3rd, 6th, and 9th Contract Anniversary while the Rider is in effect. After the 9th Contract Anniversary, we increase the schedule of Step Up dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while Rider is in effect. YOU MAY NOT ELECT BOTH THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER AND THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

      ADDITIONAL PURCHASE PAYMENTS. Each time you make an additional Purchase Payment, we will increase the total Guaranteed Withdrawal Balance by the Amount of each additional Purchase Payment (subject to the maximum Guaranteed Withdrawal Balance of $5 million) and recalculate the Guaranteed Withdrawal Amount and Lifetime Income Amount as described under "Principal Plus for Life - Additional Purchase Payments" in the Prospectus.

      For Non-Qualified Contracts, you may not make additional Purchase Payments without our prior approval on or after the first Contract Anniversary if your total Purchase Payments after the first Contract Anniversary exceed $100,000 as described under "Principal Plus for Life - Additional Purchase Payments" in the Prospectus.

      For Qualified Contracts, you may not make additional Purchase Payments without our prior approval on or after the later of the first Contract Anniversary or the Lifetime Income Date if your total Purchase Payments after the first Contract Anniversary exceed the additional Purchase Payment limit of $100,000. We reserve the right to refuse to accept additional Purchase Payments for Qualified Contracts at any time following the first Contract Anniversary or the Lifetime Income Date, if later.

      INVESTMENT OPTIONS. Under the Spousal version of the Principal Plus for Life Rider, you must invest 100% of your Contract Value, as described under the "Principal Plus for Life - Investment Options" section in the Prospectus, at all times either:

      (a) among the Lifestyle, Index Allocation and Money Market Portfolio Investment Options currently available with Principal Plus for Life (see "Principal Plus for Life - Available Lifestyle, Index Allocation and Money Market Investment Options" in the Prospectus); or

      (b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Principal Plus for Life - Available Model Allocations" in the Prospectus.

      See the "Principal Plus for Life - Investment Options" section of the Prospectus.

      LIFE EXPECTANCY DISTRIBUTIONS. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described under "Principal Plus for Life - Life Expectancy Distributions" in the Prospectus. Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

      SETTLEMENT PHASE. The Spousal version of the Rider will enter its Settlement Phase as described under "Principal Plus for Life - Settlement Phase" in the Prospectus when:

            -     the Contract Value reduces to zero; and

            - withdrawals during that Contract Year do not exceed the Guaranteed Withdrawal Amount; and

            - either the Guaranteed Withdrawal Balance or the Lifetime Income Amount is greater than zero.

            (See "Principal Plus for Life - Settlement Phase" in the
            Prospectus).

      If during the Settlement Phase, the Guaranteed Withdrawal Balance equals zero and the Lifetime Income Amount is greater than zero, you will automatically receive settlement payments each Contract Year equal to the Lifetime Income Amount during the life of either Covered Person.

      DEATH BENEFITS. Death benefits under a Principal Plus for Life Plus Spousal Protection Rider differ from those under the basic Principal Plus for Life optional benefit Rider:

      Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (See "Principal Plus for Life Plus Spousal Protection Rider Fee" below). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step Ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

      If the first Covered Person to die is not is not the Owner (and is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step Ups.

      If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. (In certain instances, we may accelerate the timing of these settlement payments to the extent they represent distribution of death benefits under the Contract.) If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:

            - no greater than the Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Balance is depleted to zero;

            - no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (The Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or

            - based on amounts we calculate under our Life Expectancy Distribution program (see "Life Expectancy Distributions" above).

      WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.

      Death of Last Covered Person. If the surviving Covered Person dies while the Principal Plus for Life Plus Spousal Protection Rider is in effect and if the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Principal Plus for Life Plus Spousal Protection Rider will continue. The Rider will only continue, however, if the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time. We will Step Up the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit and treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Bonuses or Step Ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Principal Plus for Life Plus Spousal Protection Rider fee will continue (See "Principal Plus for Life Plus Spousal Protection Rider Fee" below). We will permit the Beneficiary to opt out of the initial death benefit Step Up, if any, if we increase the rate of the Principal Plus for Life Plus Spousal Protection Rider fee at that time. The Rider will enter its Settlement Phase if the Guaranteed Withdrawal Balance is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.

      If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the spouse of the decedent, that spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the decedent's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of death. Otherwise, the entire interest must be distributed within five years of the death. When settlement payments deplete the Guaranteed Withdrawal Balance to zero, the Rider terminates and we no make no additional payments to the Beneficiary.

      Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Persons" above). If that happens and:

            - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

            - if the remaining Covered Person subsequently dies, the Rider may continue in certain cases as described in "Death of Last Covered Person" above.

      TERMINATION. The Principal Plus for Life Plus Spousal Protection Rider terminates in accordance with the "Principal Plus for Life - Termination"
      section in the Prospectus.

      PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER FEE. We charge an additional fee each Contract Anniversary for the Principal Plus for Life Plus Spousal Protection Rider, currently equal to .65% of the "Adjusted Guaranteed Withdrawal Balance." We reserve the right to increase this fee to a maximum rate of 1.20% of the adjusted Guaranteed Withdrawal Balance on the effective date of each Step Up. We provide further information on "Adjusted Guaranteed Withdrawal Balance" and the manner in which we calculate the fee under "Principal Plus for Life Fee" in the Prospectus.

YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHETHER THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER IS SUITED FOR YOUR FINANCIAL NEEDS AND INVESTMENT RISK TOLERANCE. THE ADDITION OF THE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND AT LEAST ONE OF THE

COVERED PERSONS MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, SIMILAR TO PRINCIPAL PLUS FOR LIFE, THIS RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE PURCHASING A PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

Please refer to Appendix B for hypothetical examples that illustrate how the Principal Plus for Life Plus Automatic Annual Step up Rider and the Principal Plus for Life Plus Spousal Protection Rider work.

5. WE AMEND AND RESTATE APPENDIX B OF THE PROSPECTUS, WHICH PROVIDES HYPOTHETICAL EXAMPLES TO ILLUSTRATE HOW THE PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE - PLUS AUTOMATIC ANNUAL STEP UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDERS WORK.

APPENDIX B: PRINCIPAL PLUS FOR LIFE EXAMPLES

The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLE 1. PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. Assume a single Purchase Payment of $100,000 at Covered Person's age 55 (oldest Covered Person for Principal Plus for Life Plus Spousal Protection Rider), no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person (either of the Covered Persons for Principal Plus for Life Plus Spousal Protection Rider) survives at least 31 years from issue.

                                                                                                              Guaranteed Withdrawal
                                        Guaranteed       Lifetime Income                                      Balance on Contract
   Contract Year  Purchase Payments  Withdrawal Amount       Amount         Withdrawal Taken        Bonus         Anniversary
     At issue         $100,000                N/A                N/A              $    0           $    0           $100,000(A)
         1                   0             $5,000(A)             N/A                   0            5,000(B)         105,000(C)
         2                   0               5250(C)             N/A                   0            5,000            110,000
         3                   0              5,500                N/A                   0            5,000            115,000
         4                   0              5,750                N/A                   0            5,000            120,000
         5                   0              6,000                N/A                   0            5,000            125,000
         6                   0              6,250                N/A                   0            5,000            130,000
         7                   0              6,500                N/A                   0            5,000            135,000
         8                   0              6,750                N/A                   0            5,000            140,000
         9                   0              7,000                N/A                   0            5,000            145,000
        10                   0              7,250                N/A                   0            5,000            150,000
        11                   0              7,500             $7,500(D)            7,500                0            142,500
        12                   0              7,500              7,500               7,500                0            135,000
        13                   0              7,500              7,500               7,500                0            127,500
        14                   0              7,500              7,500               7,500                0            120,000
        15                   0              7,500              7,500               7,500                0            112,500
        20                   0              7,500              7,500               7,500                0             75,000
        25                   0              7,500              7,500               7,500                0             37,500
        30                   0              7,500              7,500               7,500                0                  0
        31+                  0                  0              7,500               7,500                0                  0

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).

(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday (oldest Covered Person for Principal Plus for Life - Spousal Protection Rider). The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

EXAMPLE 2. PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION Assume an initial Purchase Payment of $100,000 at Covered Person's age 65 (oldest Covered Person for Principal Plus for Life Plus Spousal Protection Rider), an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.

                                     Guaranteed
                                  Withdrawal Amount  Lifetime Income                                Guaranteed Withdrawal
                                   after Purchase      Amount after                                  Balance on Contract
Contract Year  Purchase Payments      Payment        Purchase Payment  Withdrawal Taken    Bonus         Anniversary
-------------  -----------------  -----------------  ----------------  ----------------  ---------  ---------------------
  At issue        $  100,000                 --               N/A         $     0        $    0         $   100,000
      1                    0          $   5,000          $  5,000               0         5,000             105,000
      2               10,000(A)           5,750(A)          5,750               0         5,500(B)          120,500
      3                    0              6,025             6,025           6,025(C)          0(D)          114,475(C)
      4                    0              6,025             6,025               0         5,500             119,975
      5                    0              6,025             6,025               0         5,500             125,475

(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000+10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X 10,000) = $5,750).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).

(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(D) No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. PRINCIPAL PLUS FOR LIFE Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                     Guaranteed                                    Hypothetical Contract
                                  Withdrawal Amount   Lifetime Income                 Value on Contract   Guaranteed Withdrawal
                                   after Purchase       Amount after   Withdrawal  Anniversary prior to   Balance on Contract
Contract Year  Purchase Payments      Payment        Purchase Payment    Taken          Rider Fee            Anniversary
-------------  -----------------  -----------------  ----------------  ----------  ---------------------  ---------------------
    At issue      $  100,000         $       --         $     --       $    --        $      --             $     100,000
       1                   0              5,000               --         5,000          102,000                    95,000
       2                   0              5,000               --         5,000          103,828                    90,000(A)
       3                   0              5,000            4,500(A)      4,500          106,281(B)                106,281(B)
       4                   0              5,314(C)         5,314(C)      5,314           95,396                   100,967
       5                   0              5,314            5,314        10,000(D)        75,474                    75,474
       6                   0              3,774(D)         3,774(D)      3,774           71,297                    71,700
       7                   0              3,774            3,774         3,774           77,870                    67,926
       8                   0              3,774            3,774         5,000(E)        84,996                    62,926(E)
       9                   0              3,774(E)         3,774(E)        --

(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of contract year 3, the Contract Value in this example, $106,281 is greater than the Guaranteed Withdrawal Balance ($90,000 - $4,500 = $85,500). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $106,281.

(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $106,281 = $5,314). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $4,500 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $106,281 = $5,314).

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $75,474 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,967 - $10,000 = $90,967). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,314 or
(b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $75,474 = $3,774). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,314 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $75,474 = $3,774).

(E) At the end of year 8, there is a withdrawal of $5,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $84,996 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($67,926 - $5,000 = $62,926). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $3,774 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $84,996 = $4,250). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $3,774 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $84,996 = $4,250).

EXAMPLE 4. PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Years 1, 2 and 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                     GUARANTEED                                    HYPOTHETICAL CONTRACT
                                  WITHDRAWAL AMOUNT   LIFETIME INCOME                 VALUE ON CONTRACT   GUARANTEED WITHDRAWAL
                                   AFTER PURCHASE       AMOUNT AFTER   WITHDRAWAL  ANNIVERSARY PRIOR TO   BALANCE ON CONTRACT
CONTRACT YEAR  PURCHASE PAYMENTS      PAYMENT        PURCHASE PAYMENT    TAKEN          RIDER FEE            ANNIVERSARY
-------------  -----------------  -----------------  ----------------  ----------  ---------------------  ---------------------
    At issue      $   100,000                --               --            --                  --           $    100,000
       1                    0             5,000               --         5,000             102,000                102,000(A)
       2                    0             5,100(B)            --         5,100             103,514                103,514
       3                    0             5,176            5,176(C)      5,176             105,020                105,020
       4                    0             5,251            5,251         5,251              94,012                 99,769
       5                    0             5,251            5,251        10,000(D)           74,044                 74,044(D)
       6                    0             3,702            3,702         3,702              69,743                 70,342
       7                    0             3,702            3,702         3,702              75,992                 75,992
       8                    0             3,800            3,800         5,000              82,661                 82,661
       9                    0             4,133            4,133            --                  --                     --

(A) At the end of contract year 1, the Contract Value in this example, $102,000 is greater than the Guaranteed Withdrawal Balance ($10,000-$5,000 = $95,000). The Guaranteed Withdrawal Balance will Step Up to equal the Contract Value of $102,000.

(B) Following the Step Up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step Up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step Up (.05 X $102,000 = $5,100).

(C) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $103,514 =
$5,176). I

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $74,044 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($99,769 - $10,000 = $89,769). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,251 or
(b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,044 = $3,702). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,251 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,044 = $3,702).

EXAMPLE 5. PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER. Assume a single Purchase Payment of $100,000 at the oldest Covered Person's age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                     GUARANTEED                                    HYPOTHETICAL CONTRACT
                                  WITHDRAWAL AMOUNT   LIFETIME INCOME                 VALUE ON CONTRACT   GUARANTEED WITHDRAWAL
                                   AFTER PURCHASE       AMOUNT AFTER   WITHDRAWAL  ANNIVERSARY PRIOR TO   BALANCE ON CONTRACT
CONTRACT YEAR  PURCHASE PAYMENTS      PAYMENT        PURCHASE PAYMENT    TAKEN          RIDER FEE            ANNIVERSARY
-------------  -----------------  -----------------  ----------------  ----------  ---------------------  ---------------------
    At issue      $  100,000               --               --             --                 --             $    100,000
       1                   0            5,000               --          5,000            102,000                   95,000
       2                   0            5,000               --          5,000            103,560                   90,000
       3                   0            5,000            4,500(A)       4,500            105,740(B)               105,740(B)
       4                   0            5,287(C)         5,287(C)       5,287             94,695                  100,453
       5                   0            5,287            5,287         10,000(D)          74,607                   74,607(D)
       6                   0            3,730            3,730          3,730             70,224                   70,877
       7                   0            3,730            3,730          3,730             76,469                   67,146
       8                   0            3,730            3,730          5,000(E)          83,170                   62,146(E)
       9                   0            3,730(E)         3,730(E)

(A) The Lifetime Income Amount is calculated on the Lifetime Income Date. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the Lifetime Income Date, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of contract year 3, the Contract Value in this example, $105,740 is greater than the Guaranteed Withdrawal Balance ($90,000 - $4,500 = $85,500). The Guaranteed Withdrawal Balance will Step Up to equal the Contract Value of $105,740.

(C) Following the Step Up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step Up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step Up (.05 X $105,740 = $5,287). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step Up $4,500 or (b) 5% of the Guaranteed Withdrawal Balance after the Step Up (.05 X $105,740 = $5,287).

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $74,607 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,453 - $10,000 = $90,453). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,287 or
(b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,607 = $3,730). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,287 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,607 = $3,730).

(E) At the end of year 8, there is a withdrawal of $5,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $83,170 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($67,146 - $5,000 = $62,146). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $3,730 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $83,170 = $4,159). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $3,730 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $83,170 = $4,159).

You should retain this Supplement for future reference.

                        SUPPLEMENT DATED OCTOBER 16, 2006

                            VERSION NOT SUPPLEMENTED

                                    VERSION B
                           (Vantage Variable Annuity)
                          (previously issued contracts)
     (Incorporated by reference to File No 333-71072, filed on May 1, 2006)

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION
     (Incorporated by reference to File No. 333-71072, filed on May 1, 2006)

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE        OLD NAME                                          NEW NAME
------------------    ----------------------------------------------    ---------------------------------------------------------
October 1, 1997       NASL Variable Account                             The Manufacturers Life Insurance Company of North
                                                                        America Separate Account A
October 1, 1997       North American Security Life Insurance            The Manufacturers Life Insurance Company of North America
                      Company
November 1, 1997      NAWL Holding Co., Inc.                            Manulife-Wood Logan Holding Co., Inc.
September 24, 1999    Wood Logan Associates, Inc.                       Manulife Wood Logan, Inc
January 1, 2005       The Manufacturers Life Insurance Company          John Hancock Life Insurance Company (U.S.A.)
                      (U.S.A.) Separate Account A                       Separate Account A
January 1, 2005       The Manufacturers Life Insurance Company          John Hancock Life Insurance Company (U.S.A.)
                      (U.S.A.)

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets including the assets of Separate Account A.

                                    * * * * *

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements

            (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). Incorporated by reference to Exhibit
                  (a)(1) to Form N-4, file number 333-71072, filed May 1, 2006.

            (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.) (Part B of the registration statement). Incorporated by reference to Exhibit (a)(2) to Form N-4, file number 333-71072, filed May 1, 2006.

      (b)   Exhibits

            (1)   (i)   Resolution of the Board of Directors of North American
                        Security Life Insurance Company (U.S.A.) establishing
                        The Manufacturers Life Insurance Company Separate
                        Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-71072, filed January 2, 2002
                        (the "Pre-Effective Amendment")

            (2) Agreements for custody of securities and similar investments - Not Applicable.

            (3)   (i)   Form of Underwriting Agreement between North American
                        Security Life Insurance Company (Depositor) and NASL
                        Financial Services, Inc. (Underwriter) -- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

                  (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

                  (iii) Form of Amendment to Promotional Agent Agreement -
                        Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

                  (iv) Form of broker-dealer Agreement - Previously filed as Exhibit (3)(iv) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

            (4)   (i)   Form of Specimen Flexible Purchase Payment Individual
                        Deferred Variable Annuity Contract, Non-Participating -
                        Incorporated by reference to Exhibit (b)(4)(i) to registration statement on Form N-4 (File No. 333-24657), filed April 7, 1997.

                  (ii) Form of Specimen Endorsement to Contract: Fixed Account Endorsement--Incorporated by reference to Exhibit (b)
                        (4) (ii) to registration statement on Form N-4 (File No. 333-24657) filed February 26, 1998

                  (iii) Form of Death Benefit Endorsement - Incorporated by
                        reference to Exhibit (b)(4)(ii)(A)(2) to Form N-4, file number 33-76162, filed February 25, 1998.

                  (iv) Form of Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 33-76162, filed March 1, 1999.

                  (v) Form of Guaranteed Income Rider Endorsement - Incorporated by reference to Exhibit (b)(4)(v) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.

                  (vi) Form of Enhanced Death Benefit Rider Endorsement - Incorporated by reference to Exhibit (b)(4)(vi) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.

            (5)   (i)   Form of Specimen Application for Flexible Purchase
                        Payment Individual Deferred Combination Fixed and
                        Variable Annuity Contract, Non-Participating --
                        Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed
                        February 28, 2000.

                  (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

            (6)   (i)   Restated Articles of Redomestication of The
                        Manufacturers Life Insurance Company (U.S.A.) -
                        Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000
                        (File No. 333-41814).

                  (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                  (iii) By-laws of The Manufacturers Life Insurance Company
                        (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

            (7)   (i)   Form of Variable Annuity Reinsurance Agreement Contract
                        between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed
                        February 26, 1998.

                  (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

                  (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation
                        (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

                  (iv) Form of Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

                  (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                        i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                        ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                        iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                  (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to
                        Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                  (vii) Form of Automatic Reinsurance Agreement (Agreement
                        2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                  (viii) Form of Automatic Reinsurance Agreement (Agreement
                        2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                        i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                  (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

            (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

                  (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

                  (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

                  (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of America - Previously filed as Exhibit (8)(iv) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

            (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.

            (10) Written consent of Ernst & Young LLP, independent auditors - incorporated by reference to post effective amendment no. 18 to Form N-4, File no 333-71072, filed May 1, 2006.

            (11) All financial statements omitted from Item 23, Financial Statements--NOT APPLICABLE

            (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

            (13) Schedules of computation,-- Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

            (14)  Financial Data Schedule - NOT APPLICABLE.

            (15)  Powers of Attorney

                  (i) Powers of Attorney (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

                  (ii) Powers of Attorney (John Ostler) - Previously filed as Exhibit (15)(ii) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

                  (iii) Powers of Attorney (Jim Boyle, John Lyon) - Previously
                        filed as Exhibit (15)(iii) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

                  (iv) Power of Attorney (Steven Mannik) - Previously filed as Exhibit (15)(iv) to post-effective amendment no. 2 to this registration statement on April 29, 2002

                  (v) Power of Attorney (Alison Alden) - Previously filed as Exhibit (15)(v) to post-effective amendment no. 4 to this registration statement on February 26, 2004.

                  (vi) Power of Attorney (Marc Costantini, Diana Scott, Warren Thomson) - Previously filed as Exhibit (15)(vi) to post-effective amendment no. 6 to this registration statement on February 28, 2005.

                  (vii) Power of Attorney (John D. DesPrez III, Alison Alden,
                        James R. Boyle, Robert A. Cook, James P. O'Malley, John
                        R. Ostler, Rex Schlaybaugh, Jr., Diana Scott, Warren A. Thomson - Incorporated by reference to the registration statement on Form N-4, file no 333-70864 Exhibit
                        (15)(vii) to post-effective amendment no. 6 filed February 28, 2005.

                  (viii) Power of Attorney (Alison Alden, James R. Boyle, Robert
                        Cook, John D. DesPrez III, James P. O'Malley, John R. Ostler, Rex Schlaybaugh Jr., Diana Scott, Warren Thompson -- Incorporated by reference to the registration statement on Form N-4, file no 333-71072 Exhibit (15)(viii) to post-effective amendment no. 11 filed May 1, 2006.

                  (ix) Power of Attorney (Steven Finch, Hugh McHaffie) [FILED HEREWITH]

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               EFFECTIVE JUNE 2006

NAME AND PRINCIPAL BUSINESS ADDRESS            POSITION WITH DEPOSITOR
-----------------------------------            ---------------------------------------------------------------------
John D. DesPrez III*                           Chairman & President
James R. Boyle*                                Director, Executive Vice President, Wealth Management
Robert A. Cook*                                Director, Executive Vice President, Life Insurance
Warren Thomson**                               Director, Executive Vice President and Chief Investments Officer, US
                                               Investments
Steven Finch*                                  Director, Senior Vice President & General Manager, Life Insurance
Hugh McHaffie                                  Director, Senior Vice President & General Manager, Variable Annuities
Diana Scott*                                   Director, Senior Vice President, Human Resources
John R. Ostler**                               Director
Rex Schlaybaugh, Jr.**                         Director

Jonathan Chiel*                                Executive Vice President & General Counsel
Steven Mannik**                                Executive Vice President & General Manager, Reinsurance
Marc Costantini*                               Senior Vice President & Chief Financial Officer
Peter G. Copestake**                           Senior Vice President and Treasurer
Patrick Gill**                                 Senior Vice President and Controller
Scott Hartz                                    Senior Vice President, US Investments
Katherine MacMillan                            Senior Vice President & General Manager, RPS
Emanuel Alves*                                 Vice President, Counsel & Corporate Secretary
John Brabazon                                  Vice President & CFO, US Investments
Philip Clarkson*                               Vice President, Taxation
Brian Collins*                                 Vice President, Taxation
Mitchell A. Karman*                            Vice President, Chief Compliance Officer & Counsel
Peter Mitsopoulos*                             Vice President, Treasury

*Principal business office is 601 Congress Street, Boston, MA 02210

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
     CORPORATE ORGANIZATION LIST OF THE MANUFACTURERS LIFE INSURANCE COMPANY
                               ACTIVE CORPORATIONS
                             As Of December 31, 2005

                                                                                     LEGAL           % OF          JURISDICTION OF
AFFILIATE                                                                             ID            EQUITY          INCORPORATION
--------------------------------------------------------------                       -----          ------         ----------------
MANULIFE FINANCIAL CORPORATION                                                        0002            100               CANADA
  John Hancock Holdings (Delaware) LLC                                                0275            100              Delaware
     John Hancock Financial Services, Inc.                                            0003            100              Delaware
  The Manufacturers Life Insurance Company                                            0001            100               Canada
     Manulife Bank of Canada                                                          0058            100               Canada
     Manulife Financial Services Inc.                                                 0199            100               Canada
     Manulife Securities International Ltd.                                           0079            100               Canada
     Manulife Canada Ltd.                                                             0157            100               Canada
     First North American Insurance Company                                           0111            100               Canada
     Equinox Financial Group, Inc.                                                    0239            100               Canada
     EIS Insurance Services, Inc.(1)                                                                   50               Canada
     Cantay Holdings Inc.                                                             0051            100              Ontario
     Regional Power, Inc.                                                             0136           83.5               Canada
     Manulife Data Services, Inc.                                                     0081            100              Barbados
     Manulife Capital Inc.                                                            0278            100               Canada
     MSIL Holdings (Canada) Limited                                                   0289            100               Canada
     880 Belgrave Way Holdings Ltd.                                                                   100          British Columbia
     6212344 Canada Limited                                                           0272            100               Canada
     Manulife Enterprise (Alberta) Limited                                            0276            100              Alberta
     Manulife Enterprise (Bermuda) Limited                                            0277            100              Bermuda
     1293319 Ontario Inc.                                                             0170            100              Ontario
     3426505 Canada Inc.                                                              0161            100               Canada
     FNA Financial Inc.                                                               0115            100               Canada
       Elliot & Page Limited                                                          0116            100              Ontario
     NAL Resources Limited                                                            0117            100              Alberta
     NAL Resources Management Limited                                                 0120            100               Canada
     2015500 Ontario Inc.                                                             0154            100              Ontario
     NALC Holdings Inc.(2)                                                            0103             50              Ontario
     2015401 Ontario Inc.                                                             0140            100              Ontario
     2024385 Ontario Inc.                                                             0153            100              Ontario
     Cavalier Cable, Inc.(3)                                                                           78              Delaware
     MFC Global Investment Management (U.S.A.) Limited                                0156            100               Canada
     MFC Global Fund Management (Europe) Limited                                                      100              England
         MFC Global Investment Management (Europe) Limited                            0064            100              England
     Manulife Holdings (Alberta) Limited                                              0201            100              Alberta
       Manulife Holdings (Delaware) LLC                                               0205            100              Delaware
         The Manufacturers Investment Corporation                                     0087            100              Michigan
           Manulife Reinsurance Limited                                               0067            100              Bermuda
             Manulife Reinsurance (Bermuda) Limited                                   0203            100              Bermuda
           John Hancock Life Insurance Company (U.S.A.)                               0019            100              Michigan
             Manulife Service Corporation                                             0007            100              Colorado
             John Hancock Distributors LLC                                            0005            100              Delaware
             John Hancock Investment Management Services, LLC(4)                      0097             57              Delaware

             John Hancock Life Insurance Company of New York                          0094           100               New York
             Ennal, Inc.                                                              0124           100               Delaware
             Avon Long Term Care Leaders LLC                                          0158           100               Delaware
             Ironside Venture Partners I LLC                                          0196           100               Delaware
             Ironside Venture Partners II LLC                                         0197           100               Delaware
             Manulife Leasing Co. LLC                                                                 80               Delaware
     Manulife Europe Ruckversicherungs-Aktiengesellschaft                             0138           100               Germany
     Manulife Holdings (Bermuda) Limited                                              0147           100               Bermuda
       Manulife Management Services Ltd.                                              0191           100               Barbados
       Manufacturers P&C Limited                                                      0036           100               Barbados
       Manufacturers Life Reinsurance Limited                                         0049           100               Barbados
     Manulife (Vietnam) Limited                                                       0188           100               Vietnam
       Manulife Vietnam Fund Management Company                                                      100               Vietnam
     Manulife (Singapore) Pte. Ltd.                                                   0014           100              Singapore
       John Hancock Ltd.                                                                             100              Singapore
     The Manufacturers Life Insurance Co. (Phils.), Inc.                              0164           100             Philippines
       FCM Plans, Inc.                                                                0155           100             Philippines
       Manulife Financial Plans, Inc.                                                 0187           100             Philippines
    FCM Holdings Inc.                                                                 0104           100             Philippines
    Manulife International Holdings Limited                                           0152           100               Bermuda
       Manulife Provident Funds Trust Company Limited                                 0163           100              Hong Kong
       Manulife Asset Management (Asia) Limited                                       0078           100               Barbados
         Manulife Asset Management (Hong Kong) Limited                                               100              Hong Kong
         P.T. Manulife Aset Manajemen Indonesia                                       0141            85              Indonesia
       Manulife (International) Limited                                               0028           100               Bermuda
         Manulife-Sinochem Life Insurance Co. Ltd.                                    0043            51                China
     P.T. Asuransi Jiwa Manulife Indonesia                                            0042            80              Indonesia
                  P.T. BUNADAYA SARANA INFORMATIKA                                                    98              Indonesia
                  P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                               0075         99.75              Indonesia
                  P.T. INDRAS INSAN JAYA UTAMA                                                     99.98              Indonesia
         P.T. Asuransi Jiwa John Hancock Indonesia                                                  3.76              Indonesia
  6306471 Canada Inc.                                                                 0282           100                Canada
     CDF (Thailand) Limited                                                           0287         90.20               Thailand
       OQC (Thailand) Limited(4)                                                      0288            51               Thailand
         Manulife Insurance (Thailand) Public Company Limited(5)                      0286         72.54               Thailand
  Manulife Technology & Services Sdn Bhd.                                             0285           100               Malaysia
  6306489 Canada Inc.                                                                 0283           100                Canada
  Manulife Alberta Limited                                                            0279           100               Alberta
       Manulife European Holdings (Bermuda) Limited                                   0270           100               Bermuda
         Manulife European Investments (Luxembourg) S.a.r.l.                          0271           100              Luxembourg
           Manulife Hungary Holdings Limited(6)                                       0149            99               Hungary
  MLI Resources Inc.                                                                  0193           100               Alberta
       Manulife Life Insurance Company(7)                                             0180            35                Japan
         MFC Global Investment Management (Japan) Limited                             0208           100                Japan
       Manulife Century Investments (Bermuda) Limited                                 0172           100               Bermuda
         Manulife Century Investments (Luxembourg) S.A.                               0173           100              Luxembourg
           Manulife Century Investments (Netherlands) B.V.                            0174           100             Netherlands
             Manulife Premium Collection Co. Ltd.                                     0178
             Y.K. Manulife Properties Japan                                           0142           100                Japan
             Manulife Century Holdings (Netherlands) B.V.                             0195           100             Netherlands

(1)   50% of EIS Insurance Services, Inc. is owned by Equinox Financial Group,
      Inc.

(2)   50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(3) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).

(4) 38% of John Hancock Investment Management Services, LLC is owned by John Hancock Life Insurance Company of New York, and the remaining 5% is owned by John Hancock Advisers LLC.

(5)   49% of OQC (Thailand) Limited is owned by 6306489 Canada Inc.

(6) 24.97% of Manulife Insurance (Thailand) Public Company Limited is owned by The Manufacturers Life Insurance Company

(7)   1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(8) 32.49% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% by Manulife Century Holdings (Netherlands) B.V and 35.02% by MLI Resources Inc.

Item 27. Number of Contract Owners.

      As of MARCH 31, 2006, there were 38,732 qualified contracts and 31,158 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

      Article XII of the Restated Articles of Redomestication of the Company provides as follows:

      No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

            i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

            ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

            iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

            iv) a transaction from which the director derived an improper personal benefit; or

            v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

      If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

      Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

      (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                                        CAPACITY IN WHICH ACTING
------------------------------------------------------------------                ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M                   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A                Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B                Principal Underwriter

      (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President,

            Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

            *Principal business office is 601 Congress Street, Boston, MA 02210

            **Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

            ***Principal business office is 680 Washington Blvd, Stamford, CT 06901

      (c)   None.

Item 30. Location of Accounts and Records.

      All books and records are maintained at 601 Congress Street, Boston, MA 02210

Item 31. Management Services.

      None.

Item 32. Undertakings.

      (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

            John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

      (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

            Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 16th day of October.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By:      JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
         (Depositor)

By:      /s/ John D. DesPrez III
         -----------------------
         John D. DesPrez III
         Chairman & President

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By:      /s/ John D. DesPrez III
         -----------------------
         John D. DesPrez III
         Chairman & President

                                   SIGNATURES

      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 16th day of October.

Signature                                                              Title
---------------------------                                            -----------------------------------------------
/s/ John D. DesPrez III                                                Chairman & President
---------------------------                                            (Principal Executive Officer)
John D. DesPrez III

/s/ Marc Costantini                                                    Senior Vice President & Chief Financial Officer
---------------------------                                            (Principal Financial Officer)
Marc Costantini

/s/ Patrick Gill                                                       Senior Vice President and Controller
---------------------------                                            (Principal Accounting Officer)
Patrick Gill

         *                                                             Director
---------------------------
James R. Boyle

         *                                                             Director
---------------------------
Robert A. Cook

         *                                                             Director
---------------------------
Steven Finch

         *                                                             Director
---------------------------
Hugh McHaffie

         *                                                             Director
---------------------------
John R. Ostler

         *                                                             Director
---------------------------
Rex Schlaybaugh Jr.

         *                                                             Director
---------------------------
Diana Scott

         *                                                             Director
---------------------------
Warren Thomson

*/s/ Arnold R. Bergman                                                 Chief Counsel - Annuities
---------------------------
Arnold Bergman
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM NO.                                            DESCRIPTION
-----------                        ---------------------------------------------
24(b)15(ix)                        Power of Attorney (Steven Finch, Hugh
                                   McHaffie) [FILED HEREWITH